Intangible Assets, Net and Goodwill - Assumptions used in fair value calculations of goodwill and intangible assets (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025 MXN ($) item	Dec. 31, 2025 MXN ($) item	Dec. 31, 2024 item	Dec. 31, 2023 item
Intangible Assets, Net and Goodwill
Number of CGU			2	5
Telecom
Intangible Assets, Net and Goodwill
Number of CGU	3	1
Estimated recoverable amount | $	$ 519,500	$ 519,500
Telecom | Residential
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)	3.30%	3.30%	3.70%
Post-tax discount rate (as a percentage)	10.50%	10.50%	11.00%
Pre-tax discount rate	14.30%	14.30%	14.00%
Telecom | Satellite
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)	2.00%	2.00%	2.00%
Post-tax discount rate (as a percentage)	11.00%	11.00%	11.30%
Pre-tax discount rate	15.10%	15.10%	14.30%
Telecom | Enterprise
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)	3.30%	3.30%	3.70%
Post-tax discount rate (as a percentage)	10.70%	10.70%	11.00%
Pre-tax discount rate	14.40%	14.40%	14.00%
Minimum | Telecom | Residential
Intangible Assets, Net and Goodwill
Multiple of sales		1.6	1.7
Multiple of EBITDA (as defined)		3.6	3.8
Minimum | Telecom | Enterprise
Intangible Assets, Net and Goodwill
Multiple of sales		1.4	1
Multiple of EBITDA (as defined)		4.4	3.2
Maximum | Telecom | Residential
Intangible Assets, Net and Goodwill
Multiple of sales		3.2	3.7
Multiple of EBITDA (as defined)		8.4	7.9
Maximum | Telecom | Enterprise
Intangible Assets, Net and Goodwill
Multiple of sales		3.7	2.7
Multiple of EBITDA (as defined)		8	6.7